Portfolio of Investments

Touchstone Active Bond Fund – March 31, 2019 (Unaudited)

Principal		Market
Amount		Value
	Corporate Bonds — 40.6%
	Financials — 10.2%
$93,000	Allstate Corp. (The), Ser B, 5.750%, 8/15/53	$93,930
218,000	American Express Co., 3.000%, 10/30/24	216,912
144,000	Bank of America Corp., 3.705%, 4/24/28	144,645
245,000	Bank of America Corp. MTN, 4.000%, 1/22/25	249,859
212,000	Bank of Montreal (Canada), 3.803%, 12/15/32	205,004
212,000	Bank of New York Mellon Corp. (The) MTN, 2.950%, 1/29/23	213,117
230,000	Bank of Nova Scotia (The), (Canada), (3M LIBOR +0.620%), 3.245%, 9/19/22(A)	230,000
200,000	Barclays PLC (United Kingdom), 4.610%, 2/15/23	204,125
210,000	BB&T Corp. MTN, 2.850%, 10/26/24	208,715
125,000	Citigroup, Inc., 3.200%, 10/21/26	122,429
320,000	Citigroup, Inc., (3M LIBOR +1.430%), 4.056%, 9/1/23(A)	325,320
84,000	Citigroup, Inc., 4.750%, 5/18/46	87,035
175,000	Fifth Third Bancorp, 2.875%, 7/27/20	175,273
200,000	GE Capital International Funding Co. Unlimited Co. (Ireland), 4.418%, 11/15/35	184,897
110,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	108,950
280,000	Goldman Sachs Group, Inc. (The), (3M LIBOR +1.000%), 3.779%, 7/24/23(A)	279,854
115,000	Goldman Sachs Group, Inc. (The), 5.250%, 7/27/21	120,805
200,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	202,501
300,000	Huntington Bancshares, Inc., 4.000%, 5/15/25	311,988
145,000	JPMorgan Chase & Co., 3.250%, 9/23/22	147,029
155,000	JPMorgan Chase & Co., (3M LIBOR +0.730%), 3.502%, 4/23/24(A)	153,775
205,000	JPMorgan Chase & Co., 3.509%, 1/23/29	203,604
216,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	207,415
233,000	Morgan Stanley, 3.737%, 4/24/24	237,642
170,000	Morgan Stanley, 3.950%, 4/23/27	169,949
155,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	150,851
160,000	PNC Bank NA, 2.700%, 11/1/22	159,176
224,000	Royal Bank of Canada (Canada) MTN, 3.200%, 4/30/21	226,503
215,000	SunTrust Banks, Inc., 4.000%, 5/1/25	224,947
253,000	SunTrust Capital I, Ser A, (3M LIBOR +0.670%), 3.350%, 5/15/27(A)	235,766

		5,802,016

	Energy — 5.0%
234,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	228,209
175,000	Buckeye Partners LP, 3.950%, 12/1/26	166,383
184,000	Cenovus Energy, Inc. (Canada), 4.250%, 4/15/27	180,881
196,000	Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	221,245
162,000	Columbia Pipeline Group, Inc., 4.500%, 6/1/25	169,080
216,000	Enbridge, Inc. (Canada), (3M LIBOR +0.700%), 3.311%, 6/15/20(A)	215,920
215,000	Energy Transfer Partners LP, 4.950%, 6/15/28	225,501
141,000	EOG Resources, Inc., 3.900%, 4/1/35	143,790
230,000	Kinder Morgan Energy Partners LP, 3.500%, 9/1/23	232,974
198,000	Midcontinent Express Pipeline LLC, 144a, 6.700%, 9/15/19	198,483
116,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	139,200
135,000	Petroleos Mexicanos (Mexico), 4.500%, 1/23/26	125,523
76,000	Petroleos Mexicanos (Mexico), 144a, 5.350%, 2/12/28	70,528
155,000	Petroleos Mexicanos (Mexico), 144a, 6.350%, 2/12/48	136,656
210,000	Shell International Finance BV (Netherlands), 1.875%, 5/10/21	207,270
179,000	Woodside Finance Ltd. (Australia), 144a, 4.500%, 3/4/29	183,011

		2,844,654

	Health Care — 3.9%
58,000	Abbott Laboratories, 3.750%, 11/30/26	60,292
174,000	AbbVie, Inc., 4.450%, 5/14/46	161,336
90,000	Allergan Funding SCS (Luxembourg), 3.800%, 3/15/25	91,173
205,000	Allergan Sales LLC, 144a, 5.000%, 12/15/21	213,344
185,000	Catholic Health Initiatives, 4.200%, 8/1/23	191,477
142,000	Celgene Corp., 5.000%, 8/15/45	149,013
164,000	Cigna Corp., 144a, 4.375%, 10/15/28	170,112
200,000	CVS Health Corp., 4.300%, 3/25/28	202,650
130,000	CVS Health Corp., 5.125%, 7/20/45	132,118
160,000	Express Scripts Holding Co., 3.300%, 2/25/21	161,077
204,000	Shire Acquisitions Investments Ireland DAC (Ireland), 2.400%, 9/23/21	201,482
138,000	Thermo Fisher Scientific, Inc., 3.600%, 8/15/21	140,261
228,000	UnitedHealth Group, Inc., 2.375%, 10/15/22	225,634
140,000	Zimmer Biomet Holdings, Inc., 3.150%, 4/1/22	140,386

		2,240,355

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 40.6% (Continued)
	Communication Services — 3.5%
$195,000	Activision Blizzard, Inc., 4.500%, 6/15/47	$183,398
105,000	AT&T, Inc., 3.950%, 1/15/25	107,146
40,000	AT&T, Inc., 4.350%, 6/15/45	36,702
125,000	AT&T, Inc., 4.500%, 5/15/35	123,152
226,000	Booking Holdings, Inc., 3.600%, 6/1/26	229,665
112,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	125,552
118,000	Comcast Corp., 4.000%, 3/1/48	115,016
165,000	Comcast Corp., 4.150%, 10/15/28	173,669
141,000	Cox Communications, Inc., 144a, 3.350%, 9/15/26	137,398
78,000	Deutsche Telekom International Finance BV (Netherlands), 8.750%, 6/15/30	107,301
142,000	Interpublic Group of Cos., Inc. (The), 3.750%, 10/1/21	144,468
331,000	Verizon Communications, Inc., 5.012%, 4/15/49	361,383
153,000	Warner Media LLC, 3.800%, 2/15/27	152,378

		1,997,228

	Consumer Discretionary — 3.4%
230,000	AutoNation, Inc., 5.500%, 2/1/20	234,538
340,000	BMW US Capital LLC, 144a, 3.100%, 4/12/21	342,120
214,000	Dollar General Corp., 3.250%, 4/15/23	215,206
224,000	Dollar Tree, Inc., (3M LIBOR +0.700%), 3.473%, 4/17/20(A)	224,049
40,000	Ford Motor Co., 4.750%, 1/15/43	31,346
117,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	118,670
223,000	General Motors Financial Co., Inc., 3.200%, 7/13/20	223,371
146,000	General Motors Financial Co., Inc., 4.350%, 4/9/25	145,370
150,000	Home Depot, Inc. (The), 5.950%, 4/1/41	192,395
224,000	Toyota Motor Credit Corp. MTN, 2.950%, 4/13/21	225,522
2,018	United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 9/3/22	2,048

		1,954,635

	Consumer Staples — 3.4%
250,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 144a, 4.900%, 2/1/46	251,096
226,000	Cargill, Inc., 144a, 3.050%, 4/19/21	227,379
170,000	General Mills, Inc., (3M LIBOR +1.010%), 3.783%, 10/17/23(A)	171,214
200,000	Grupo Bimbo SAB de CV (Mexico), 144a, 4.500%, 1/25/22	205,919
292,000	Imperial Brands Finance PLC (United Kingdom), 144a, 4.250%, 7/21/25	297,820
132,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	149,296
95,000	Kroger Co. (The), 5.000%, 4/15/42	92,855
208,000	Moody’s Corp., 2.750%, 12/15/21	207,975
192,000	Reynolds American, Inc., 4.450%, 6/12/25	197,363
106,000	Tyson Foods, Inc., 3.900%, 9/28/23	109,199

		1,910,116

	Industrials — 3.1%
265,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	328,759
200,000	CRH America Finance, Inc., 144a, 4.500%, 4/4/48	185,309
226,000	Eagle Materials, Inc., 4.500%, 8/1/26	228,747
91,000	Embraer Netherlands Finance BV (Netherlands), 5.050%, 6/15/25	96,005
93,000	Embraer Netherlands Finance BV (Netherlands), 5.400%, 2/1/27	100,207
217,000	FedEx Corp., 5.100%, 1/15/44	225,858
150,000	Vulcan Materials Co., 4.500%, 4/1/25	154,804
210,000	Wabtec Corp., 4.950%, 9/15/28	213,120
200,000	WRKCo., Inc., 4.650%, 3/15/26	211,924

		1,744,733

	Real Estate — 3.0%
208,000	Boston Properties LP REIT, 3.200%, 1/15/25	206,359
185,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	181,914
166,000	Hudson Pacific Properties LP REIT, 4.650%, 4/1/29	169,107
114,000	Kimco Realty Corp. REIT, 3.125%, 6/1/23	112,991
61,000	Mid-America Apartments LP, REIT, 3.750%, 6/15/24	62,150
193,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	188,930
205,000	SL Green Operating Partnership LP REIT, 3.250%, 10/15/22	204,121
131,000	Spirit Realty LP REIT, 4.450%, 9/15/26	129,812
260,000	VEREIT Operating Partnership LP REIT, 4.600%, 2/6/24	267,545
184,000	Welltower, Inc. REIT, 4.250%, 4/1/26	189,942

		1,712,871

	Information Technology — 2.8%
235,000	Apple, Inc., 2.750%, 1/13/25	234,040
148,000	Apple, Inc., 4.650%, 2/23/46	167,213
205,000	Dell International LLC / EMC Corp., 144a, 6.020%, 6/15/26	220,488
175,000	Hewlett Packard Enterprise Co., 144a, 2.100%, 10/4/19	174,259
85,000	Microsoft Corp., 3.500%, 2/12/35	86,151
210,000	NXP BV / NXP Funding LLC (Netherlands), 144a, 5.350%, 3/1/26	225,977

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 40.6% (Continued)
	Information Technology — (Continued)
$170,000	Oracle Corp., 2.650%, 7/15/26	$164,451
200,000	QUALCOMM, Inc., 3.450%, 5/20/25	201,471
134,000	Visa, Inc., 4.150%, 12/14/35	146,046

		1,620,096

	Utilities — 1.5%
53,000	American Water Capital Corp., 6.593%, 10/15/37	70,727
69,000	DTE Energy Co., 3.700%, 8/1/23	70,637
200,000	Electricite de France SA (France), 144a, 4.500%, 9/21/28	206,420
128,000	NextEra Energy Capital Holdings, Inc., 2.800%, 1/15/23	127,057
150,000	Oncor Electric Delivery Co. LLC, 3.800%, 9/30/47	151,017
124,000	PacifiCorp., 5.750%, 4/1/37	151,711
82,000	WEC Energy Group, Inc., (3M LIBOR +2.113%), 4.796%, 5/15/67(A)	72,570

		850,139

	Materials — 0.8%
192,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	188,948
238,000	Suzano Austria GmbH (Austria), 144a, 5.750%, 7/14/26	253,613

		442,561

	Total Corporate Bonds	$23,119,404

	U.S. Treasury Obligations — 28.0%
67,000	U.S. Treasury Bond, 3.000%, 8/15/48	69,355
1,415,000	U.S. Treasury Inflation Indexed Bonds, 1.000%, 2/15/48	1,473,607
1,090,000	U.S. Treasury Inflation Indexed Bonds, 1.000%, 2/15/49	1,117,624
4,290,000	U.S. Treasury Note, 2.500%, 5/31/20	4,295,362
7,949,000	U.S. Treasury Note, 2.500%, 3/31/23	8,029,111
920,000	U.S. Treasury Note, 2.625%, 2/15/29	936,891

	Total U.S. Treasury Obligations	$15,921,950

	U.S. Government Mortgage-Backed Obligations — 9.6%
18,228	FHLMC, Pool #A56988, 5.500%, 2/1/37	20,001
115,146	FHLMC, Pool #A95946, 4.000%, 1/1/41	119,517
87,750	FHLMC, Pool #A96485, 4.500%, 1/1/41	92,924
27,843	FHLMC, Pool #G03217, 5.500%, 9/1/37	30,448
14,681	FHLMC, Pool #G03781, 6.000%, 1/1/38	16,156
58,297	FHLMC, Pool #J27931, 3.500%, 4/1/29	59,793
297,974	FHLMC, Pool #Q51274, 4.000%, 10/1/47	307,628
5,550	FNMA, Pool #561741, 7.500%, 1/1/31	6,205
8,637	FNMA, Pool #889734, 5.500%, 6/1/37	9,495
10,677	FNMA, Pool #984256, 5.000%, 6/1/23	11,000
9,329	FNMA, Pool #995472, 5.000%, 11/1/23	9,587
62,577	FNMA, Pool #AB1149, 5.000%, 6/1/40	67,465
59,873	FNMA, Pool #AB1800, 4.000%, 11/1/40	62,449
99,232	FNMA, Pool #AD3795, 4.500%, 4/1/40	104,913
141,867	FNMA, Pool #AD9150, 5.000%, 8/1/40	153,023
192,535	FNMA, Pool #AE0548, 4.500%, 11/1/40	203,561
153,808	FNMA, Pool #AE4429, 4.000%, 10/1/40	159,532
11,686	FNMA, Pool #AH2666, 4.000%, 1/1/26	12,038
19,264	FNMA, Pool #AH3493, 4.000%, 2/1/26	19,844
247,678	FNMA, Pool #AJ5457, 4.000%, 11/1/41	257,820
243,423	FNMA, Pool #AL0054, 4.500%, 2/1/41	257,351
39,587	FNMA, Pool #AL2663, 4.000%, 1/1/26	40,778
232,848	FNMA, Pool #AS7813, 4.000%, 8/1/46	240,985
332,713	FNMA, Pool #AS8552, 3.000%, 12/1/36	336,021
595,740	FNMA, Pool #AS8855, 3.500%, 2/1/37	608,436
619,941	FNMA, Pool #BH6180, 4.000%, 7/1/47	640,698
289,884	FNMA, Pool #MA1175, 3.000%, 9/1/42	290,078
172,883	FNMA, Pool #MA1543, 3.500%, 8/1/33	177,779
154,785	FNMA, Pool #MA2177, 4.000%, 2/1/35	161,487
219,249	GNMA, Pool #4853, 4.000%, 11/20/40	228,305
146,690	GNMA, Pool #4883, 4.500%, 12/20/40	154,563
64,830	GNMA, Pool #736696, 4.500%, 5/15/40	68,218
296,468	GNMA, Pool #AD1745, 3.000%, 2/20/43	298,378
220,971	GNMA, Pool #MA1157, 3.500%, 7/20/43	226,503

	Total U.S. Government Mortgage-Backed Obligations	$5,452,979

Shares
	Exchange-Traded Fund — 4.9%
25,384	iShares JP Morgan USD Emerging Markets Bond ETF	$2,793,763

Principal
Amount
	Asset-Backed Securities — 4.6%
$250,000	Hertz Vehicle Financing II LP, Ser 2019-1A, Class A, 144a, 3.710%, 3/25/23	253,075
261,025	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2I, 144a, 3.610%, 7/30/47	261,161
246,250	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	253,583
250,000	Kabbage Funding LLC, Ser 2019-1, Class A, 144a, 3.825%, 3/15/24	250,516
140,270	Sonic Capital LLC, Ser 2016-1A, Class A2, 144a, 4.472%, 5/20/46	142,447
86,492	SpringCastle America Funding LLC, Ser 2016-AA, Class A, 144a, 3.050%, 4/25/29	86,380
325,000	Towd Point Mortgage Trust, Ser 2015-3, Class A2, 144a, 4.000%, 3/25/54(A)(B)	331,861

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value
	Asset-Backed Securities — 4.6% (Continued)
$244,938	Towd Point Mortgage Trust, Ser 2019-1, Class A1, 144a, 3.750%, 3/25/58(A)(B)	$248,705
380,000	Voya CLO Ltd. (Cayman Islands), Ser 2017-4A, Class A1, 144a, (3M LIBOR +1.130%), 3.917%, 10/15/30(A)	376,770
395,000	Wendys Funding LLC, Ser 2018-1A, Class A2I, 144a, 3.573%, 3/15/48	389,415

	Total Asset-Backed Securities	$2,593,913

	Non-Agency Collateralized Mortgage Obligations — 3.2%
236,458	CSMC Trust, Ser 2018-RPL9, Class A, 144a, 3.850%, 9/25/57(A)(B)	240,054
3,722	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Ser 2003-2XS, Class A6, 5.470%, 9/25/33(A)(B)	3,752
424,599	EverBank Mortgage Loan Trust, Ser 2013-1, Class B1, 144a, 3.499%, 3/25/43(A)(B)	426,605
141,611	PMT Loan Trust, Ser 2013-J1, Class A11, 144a, 3.500%, 9/25/43(A)(B)	142,236
96,674	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	69,452
258,503	Sequoia Mortgage Trust, Ser 2013-1, Class B1, 3.645%, 2/25/43(A)(B)	260,115
241,802	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.564%, 8/25/43(A)(B)	239,661
336,503	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.508%, 5/25/43(A)(B)	336,217
66,310	Structured Asset Securities Corp. Trust, Ser 2005-17, Class 5A1, 5.500%, 10/25/35	50,608
43,854	Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	40,596

	Total Non-Agency Collateralized Mortgage Obligations	$1,809,296

	Agency Collateralized Mortgage Obligations — 2.3%
325,000	FHLMC REMIC, Ser 4092, Class AY, 3.000%, 8/15/32	321,702
86,404	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	87,199
228,000	FNMA REMIC, Ser 2016-102, Class AY, 3.000%, 1/25/37	225,971
160,000	FNMA REMIC, Ser 2017-83, Class DL, 3.000%, 10/25/37	158,585
530,494	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	538,395

	Total Agency Collateralized Mortgage Obligations	$1,331,852

	Commercial Mortgage-Backed Securities — 1.3%
360,000	DBUBS Mortgage Trust, Ser 2017-BRBK, Class B, 144a, 3.530%, 10/10/34(A)(B)	365,343
375,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class B, 144a, 3.772%, 10/10/32	380,997

	Total Commercial Mortgage-Backed Securities	$746,340

	Sovereign Bonds — 0.9%
220,000	Province of Alberta Canada, 2.200%, 7/26/22	216,975
208,000	Province of Ontario Canada, 1.875%, 5/21/20	206,527
73,000	Uruguay Government International Bond, 4.975%, 4/20/55	76,467

	Total Sovereign Bonds	$499,969

	Municipal Bond — 0.6%
	New York — 0.6%
320,000	NY Housing Development Corp., Ref 8 Spruce Street Class B, 3.864%, 2/15/48	$326,397

	Short-Term Investment Fund — 5.3%
3,032,857	Dreyfus Government Cash Management, Institutional Shares, 2.34%¥ Ω	$3,032,857

	Total Investment Securities —101.3% (Cost $56,945,216)	$57,628,720
	Liabilities in Excess of Other Assets — (1.3%)	(743,969)

	Net Assets — 100.0%	$56,884,751

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2019.
(B)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2019.

Portfolio Abbreviations:

CLO - Collateralized Loan Obligation

DAC - Designated Activity Company

ETF - Exchange-Traded Fund

Touchstone Active Bond Fund (Unaudited) (Continued)

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

USD - United States Dollar

144a

- This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities were valued at $8,715,009 or 15.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$23,119,404	$—	$23,119,404
U.S. Treasury Obligations	—	15,921,950	—	15,921,950
U.S. Government Mortgage-Backed Obligations	—	5,452,979	—	5,452,979
Exchange-Traded Fund	2,793,763	—	—	2,793,763
Asset-Backed Securities	—	2,593,913	—	2,593,913
Non-Agency Collateralized Mortgage Obligations	—	1,809,296	—	1,809,296
Agency Collateralized Mortgage Obligations	—	1,331,852	—	1,331,852
Commercial Mortgage-Backed Securities	—	746,340	—	746,340
Sovereign Bonds	—	499,969	—	499,969
Municipal Bond	—	326,397	—	326,397
Short-Term Investment Fund	3,032,857	—	—	3,032,857

Total Assets	$5,826,620	$51,802,100	$—	$57,628,720

Touchstone Active Bond Fund (Unaudited) (Continued)

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments*
Futures Interest Rate Contracts	$(10,283)	$—	$—	$(10,283)

Total	$5,816,337	$51,802,100	$—	$57,618,437

*	Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized depreciation on futures contracts.

Futures Contracts

At March 31, 2019, $16,985 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at March 31, 2019:

				Value and
	Expiration		Notional	Unrealized
Description	Date	Number of Contracts	Amount	Depreciation
Short Futures:
Ultra US Treasury Bond Futures	6/28/2019	10	$1,678,750	$(1,219)
Long Futures:
5-Year US Note Futures	6/19/2019	59	6,843,078	(9,064)

				$(10,283)

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Balanced Fund – March 31, 2019 (Unaudited)

		Market
Shares		Value
	Common Stocks — 65.9%
	Information Technology — 13.5%
5,567	Microsoft Corp.	$656,572
2,869	Apple, Inc.	544,967
2,731	salesforce.com, Inc.*	432,508
7,181	Oracle Corp.	385,692
4,292	Avnet, Inc.	186,144
1,250	International Business Machines Corp.	176,375

		2,382,258

	Communication Services — 11.0%
458	Alphabet, Inc. - Class C*	537,376
2,486	Facebook, Inc. - Class A*	414,391
2,246	Walt Disney Co. (The)	249,373
6,110	Comcast Corp. - Class A	244,278
594	Charter Communications, Inc. - Class A*	206,065
6,447	AT&T, Inc.	202,178
2,250	Fox Corp. - Class A*	82,585

		1,936,246

	Financials — 11.0%
5,011	Berkshire Hathaway, Inc. - Class B*	1,006,660
6,193	Brookfield Asset Management, Inc. (Canada) - Class A	288,903
8,450	Bank of America Corp.	233,135
1,128	Goldman Sachs Group, Inc. (The)	216,565
1,435	Signature Bank/NewYork NY	183,780

		1,929,043

	Consumer Discretionary — 9.6%
422	Amazon.com, Inc.*	751,476
3,518	Starbucks Corp.	261,528
4,257	Yum China Holdings, Inc. (China)	191,182
3,744	Carnival Corp.	189,896
90	Booking Holdings, Inc.*	157,042
4,760	JD.com, Inc. (China) ADR*	143,514

		1,694,638

	Health Care — 7.9%
4,311	Novartis AG (Switzerland) ADR	414,460
2,248	Johnson & Johnson	314,248
4,994	Bristol-Myers Squibb Co.	238,264
2,668	AmerisourceBergen Corp.	212,159
890	Biogen, Inc.*	210,378

		1,389,509

	Industrials — 4.7%
2,069	United Technologies Corp.	266,673
1,543	Union Pacific Corp.	257,990
4,569	Johnson Controls International PLC	168,779
13,578	General Electric Co.	135,644

		829,086

	Real Estate — 3.0%
1,574	Simon Property Group, Inc. REIT	286,799
1,571	Jones Lang LaSalle, Inc. REIT	242,217

		529,016

	Consumer Staples — 2.7%
3,839	Unilever NV (United Kingdom)	223,775
2,761	Monster Beverage Corp.*	150,695
914	JM Smucker Co. (The)	106,481

		480,951

	Energy — 2.5%
2,491	Exxon Mobil Corp.	201,273
3,317	Schlumberger Ltd.	144,522
3,229	Halliburton Co.	94,610

		440,405

	Total Common Stocks	$11,611,152

Principal
Amount
	Corporate Bonds — 13.0%
	Financials — 2.9%
$12,000	Allstate Corp. (The), Ser B, 5.750%, 8/15/53	12,120
24,000	American Express Co., 3.000%, 10/30/24	23,880
50,000	Bank of America Corp. MTN, 4.000%, 1/22/25	50,992
24,000	Bank of Montreal (Canada), 3.803%, 12/15/32	23,208
24,000	Bank of New York Mellon Corp. (The) MTN, 2.950%, 1/29/23	24,126
22,000	BB&T Corp. MTN, 2.850%, 10/26/24	21,865
18,000	Citigroup, Inc., 3.200%, 10/21/26	17,630
11,000	Citigroup, Inc., 4.750%, 5/18/46	11,397
18,000	Fifth Third Bancorp, 2.875%, 7/27/20	18,028
32,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	31,694
20,000	Goldman Sachs Group, Inc. (The), (3M LIBOR +1.000%), 3.779%, 7/24/23(A)	19,990
32,000	Huntington Bancshares, Inc./OH, 4.000%, 5/15/25	33,279
15,000	JPMorgan Chase & Co., 3.250%, 9/23/22	15,210
10,000	JPMorgan Chase & Co., (3M LIBOR +0.730%), 3.502%, 4/23/24(A)	9,921
25,000	JPMorgan Chase & Co., 3.509%, 1/23/29	24,830
17,000	Morgan Stanley, 3.737%, 4/24/24	17,339
25,000	Morgan Stanley, 3.950%, 4/23/27	24,992
18,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	17,518
24,000	Royal Bank of Canada (Canada) MTN, 3.200%, 4/30/21	24,268
20,000	SunTrust Banks, Inc., 4.000%, 5/1/25	20,925
26,000	SunTrust Capital I, Ser A, (3M LIBOR +0.670%), 3.350%, 5/15/27(A)	24,229
17,000	Visa, Inc., 4.150%, 12/14/35	18,528
30,000	Wells Fargo & Co., 4.125%, 8/15/23	31,086

		517,055

Touchstone Balanced Fund (Unaudited) (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 13.0% (Continued)
	Energy — 1.7%
$23,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	$22,431
18,000	Buckeye Partners LP, 3.950%, 12/1/26	17,114
17,000	Cenovus Energy, Inc. (Canada), 4.250%, 4/15/27	16,712
16,000	Columbia Pipeline Group, Inc., 4.500%, 6/1/25	16,699
24,000	Enbridge, Inc. (Canada), (3M LIBOR +0.700%), 3.311%, 6/15/20(A)	23,991
21,000	Energy Transfer Partners LP, 4.950%, 6/15/28	22,026
19,000	EOG Resources, Inc., 3.900%, 4/1/35	19,376
25,000	Kinder Morgan Energy Partners LP, 3.500%, 9/1/23	25,323
23,000	Midcontinent Express Pipeline LLC, 144a, 6.700%, 9/15/19	23,056
20,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	24,000
17,000	Petroleos Mexicanos (Mexico), 4.500%, 1/23/26	15,807
5,000	Petroleos Mexicanos (Mexico), 5.350%, 2/12/28	4,640
15,000	Petroleos Mexicanos (Mexico), 6.350%, 2/12/48	13,225
20,000	Sabine Pass Liquefaction LLC, 5.000%, 3/15/27	21,208
20,000	Shell International Finance BV (Netherlands), 1.875%, 5/10/21	19,740
17,000	Woodside Finance Ltd. (Australia), 144a, 4.500%, 3/4/29	17,381

		302,729

	Health Care — 1.3%
7,000	Abbott Laboratories, 3.750%, 11/30/26	7,277
20,000	AbbVie, Inc., 4.450%, 5/14/46	18,544
15,000	Allergan Funding SCS (Luxembourg), 3.800%, 3/15/25	15,196
18,000	Allergan Sales LLC, 144a, 5.000%, 12/15/21	18,733
17,000	Celgene Corp., 5.000%, 8/15/45	17,840
16,000	Cigna Corp., 144a, 4.375%, 10/15/28	16,596
23,000	CVS Health Corp., 4.300%, 3/25/28	23,305
13,000	CVS Health Corp., 5.125%, 7/20/45	13,212
17,000	Express Scripts Holding Co., 3.300%, 2/25/21	17,114
30,000	Johnson & Johnson, 2.900%, 1/15/28	29,833
14,000	Thermo Fisher Scientific, Inc., 3.600%, 8/15/21	14,229
24,000	UnitedHealth Group, Inc., 2.375%, 10/15/22	23,751
15,000	Zimmer Biomet Holdings, Inc., 3.150%, 4/1/22	15,041

		230,671

	Consumer Discretionary — 1.2%
20,000	AutoNation, Inc., 5.500%, 2/1/20	20,395
36,000	BMW US Capital LLC, 144a, 3.100%, 4/12/21	36,224
22,000	Dollar General Corp., 3.250%, 4/15/23	22,124
24,000	Dollar Tree, Inc., (3M LIBOR +0.700%), 3.473%, 4/17/20(A)	24,005
7,000	Ford Motor Co., 4.750%, 1/15/43	5,486
13,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	13,186
32,000	General Motors Financial Co., Inc., 3.950%, 4/13/24	31,670
9,000	General Motors Financial Co., Inc., 4.350%, 4/9/25	8,961
20,000	Home Depot, Inc. (The), 5.950%, 4/1/41	25,653
24,000	Toyota Motor Credit Corp. MTN, 2.950%, 4/13/21	24,163

		211,867

	Communication Services — 1.1%
24,000	Activision Blizzard, Inc., 4.500%, 6/15/47	22,572
20,000	AT&T, Inc., 4.350%, 6/15/45	18,351
24,000	Booking Holdings, Inc., 3.600%, 6/1/26	24,389
16,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	17,936
14,000	Comcast Corp., 4.000%, 3/1/48	13,646
15,000	Comcast Corp., 4.150%, 10/15/28	15,788
14,000	Cox Communications, Inc., 144a, 3.350%, 9/15/26	13,642
8,000	Deutsche Telekom International Finance BV (Netherlands), 8.750%, 6/15/30	11,005
15,000	Interpublic Group of Cos., Inc. (The), 3.750%, 10/1/21	15,261
25,000	Verizon Communications, Inc., 5.012%, 4/15/49	27,295
15,000	Warner Media LLC, 3.800%, 2/15/27	14,939

		194,824

	Information Technology — 1.1%
75,000	Apple, Inc., 2.750%, 1/13/25	74,694
24,000	Apple, Inc., 4.650%, 2/23/46	27,116
21,000	Dell International LLC / EMC Corp., 144a, 6.020%, 6/15/26	22,587
11,000	Microsoft Corp., 3.500%, 2/12/35	11,149
20,000	NXP BV / NXP Funding LLC (Netherlands), 144a, 5.350%, 3/1/26	21,522
20,000	Oracle Corp., 2.650%, 7/15/26	19,347
18,000	QUALCOMM, Inc., 3.450%, 5/20/25	18,132

		194,547

Touchstone Balanced Fund (Unaudited) (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 13.0% (Continued)
	Real Estate — 1.1%
$24,000	Boston Properties LP REIT, 3.200%, 1/15/25	$23,811
22,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	21,633
16,000	Hudson Pacific Properties LP REIT, 4.650%, 4/1/29	16,299
12,000	Kimco Realty Corp. REIT, 3.125%, 6/1/23	11,894
15,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	15,283
17,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	16,642
25,000	SL Green Operating Partnership LP REIT, 3.250%, 10/15/22	24,893
14,000	Spirit Realty LP REIT, 4.450%, 9/15/26	13,873
27,000	VEREIT Operating Partnership LP REIT, 4.600%, 2/6/24	27,784
16,000	Welltower, Inc. REIT, 4.250%, 4/1/26	16,517

		188,629

	Industrials — 1.0%
25,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	31,015
23,000	Eagle Materials, Inc., 4.500%, 8/1/26	23,280
12,000	Embraer Netherlands Finance BV (Netherlands), 5.050%, 6/15/25	12,660
7,000	Embraer Netherlands Finance BV (Netherlands), 5.400%, 2/1/27	7,542
21,000	FedEx Corp., 5.100%, 1/15/44	21,857
28,000	General Electric Co., 4.125%, 10/9/42	24,299
25,000	Wabtec Corp., 4.950%, 9/15/28	25,371
20,000	WRKCo., Inc., 4.650%, 3/15/26	21,192

		167,216

	Consumer Staples — 0.8%
26,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 144a, 4.900%, 2/1/46	26,114
24,000	Cargill, Inc., 144a, 3.050%, 4/19/21	24,146
22,000	General Mills, Inc., (3M LIBOR +1.010%), 3.783%, 10/17/23(A)	22,157
19,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	21,490
13,000	Kroger Co. (The), 5.000%, 4/15/42	12,706
6,000	Moody’s Corp., 2.750%, 12/15/21	5,999
20,000	Reynolds American, Inc., 4.450%, 6/12/25	20,559
10,000	Tyson Foods, Inc., 3.900%, 9/28/23	10,302

		143,473

	Utilities — 0.7%
5,000	American Water Capital Corp., 6.593%, 10/15/37	6,672
15,000	Duke Energy Progress LLC, 4.150%, 12/1/44	15,620
17,000	Fortis, Inc. (Canada), 3.055%, 10/4/26	16,234
14,000	NextEra Energy Capital Holdings, Inc., 2.800%, 1/15/23	13,897
16,000	Oncor Electric Delivery Co. LLC, 3.800%, 9/30/47	16,109
27,000	PacifiCorp., 5.750%, 4/1/37	33,034
18,000	WEC Energy Group, Inc., (3M LIBOR +2.113%), 4.796%, 5/15/67(A)	15,930

		117,496

	Materials — 0.1%
19,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	18,698

	Total Corporate Bonds	$2,287,205

	U.S. Treasury Obligations — 9.7%
140,000	U.S. Treasury Inflation Indexed Bonds, 1.000%, 2/15/48	145,799
115,000	U.S. Treasury Inflation Indexed Bonds, 1.000%, 2/15/49	117,914
650,000	U.S. Treasury Note, 2.500%, 5/31/20	650,812
633,000	U.S. Treasury Note, 2.500%, 3/31/23	639,379
145,000	U.S. Treasury Note, 2.625%, 2/15/29	147,662

	Total U.S. Treasury Obligations	$1,701,566

	U.S. Government Mortgage-Backed Obligations — 6.9%
263,722	FHLMC, Pool #G05624, 4.500%, 9/1/39	279,222
168,831	FHLMC, Pool #Q29260, 4.000%, 10/1/44	174,540
102,812	FNMA, Pool #725423, 5.500%, 5/1/34	113,121
98,862	FNMA, Pool #725610, 5.500%, 7/1/34	108,791
25,310	FNMA, Pool #890310, 4.500%, 12/1/40	26,759
102,209	FNMA, Pool #AD9193, 5.000%, 9/1/40	110,246
394,523	FNMA, Pool #AL5718, 3.500%, 9/1/44	403,374

	Total U.S. Government Mortgage-Backed Obligations	$1,216,053

Shares
	Exchange-Traded Fund — 1.7%
2,738	iShares JP Morgan USD Emerging Markets Bond ETF	$301,344

Principal
Amount
	Sovereign Bonds — 0.2%
$20,000	Province of Alberta Canada, 2.200%, 7/26/22	19,725
22,000	Province of Ontario Canada, 1.875%, 5/21/20	21,844

	Total Sovereign Bonds	$41,569

Touchstone Balanced Fund (Unaudited) (Continued)

		Market
Shares		Value
	Short-Term Investment Fund — 3.7%
643,761	Dreyfus Government Cash Management, Institutional Shares, 2.34%¥ Ω	$643,761

	Total Investment Securities —101.1% (Cost $15,752,064)	$17,802,650
	Liabilities in Excess of Other Assets — (1.1)%	(187,457)

	Net Assets — 100.0%	$17,615,193

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2019.
*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

USD - United States Dollar

144a

- This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities were valued at $261,519 or 1.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$11,611,152	$—	$—	$11,611,152
Corporate Bonds U.S. Treasury	—	2,287,205	—	2,287,205
Obligations	—	1,701,566	—	1,701,566
U.S. Government Mortgage-Backed Obligations	—	1,216,053	—	1,216,053
Exchange-Traded Fund	301,344	—	—	301,344
Sovereign Bonds	—	41,569	—	41,569
Short-Term Investment Fund	643,761	—	—	643,761

Total	$12,556,257	$5,246,393	$—	$17,802,650

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Bond Fund – March 31, 2019 (Unaudited)

Principal Amount		Market Value
	Corporate Bonds — 46.2%
	Financials — 12.9%
$77,000	Allstate Corp. (The), Ser B, 5.750%, 8/15/53	$77,770
183,000	American Express Co., 3.000%, 10/30/24	182,086
150,000	Bank of America Corp., 3.705%, 4/24/28	150,672
221,000	Bank of America Corp. MTN, 4.000%, 1/22/25	225,383
170,000	Bank of Montreal (Canada), 3.803%, 12/15/32	164,390
170,000	Bank of New York Mellon Corp. (The) MTN, 2.950%, 1/29/23	170,895
175,000	Bank of Nova Scotia (The), (Canada), (3M LIBOR +0.620%), 3.245%, 9/19/22(A)	175,000
200,000	Barclays PLC (United Kingdom), 4.610%, 2/15/23	204,125
168,000	BB&T Corp. MTN, 2.850%, 10/26/24	166,972
139,000	Citigroup, Inc., 3.200%, 10/21/26	136,141
85,000	Citigroup, Inc., 4.750%, 5/18/46	88,071
142,000	Fifth Third Bancorp, 2.875%, 7/27/20	142,222
200,000	GE Capital International Funding Co. Unlimited Co. (Ireland), 4.418%, 11/15/35	184,897
99,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	98,055
400,000	Goldman Sachs Group, Inc. (The), (3M LIBOR +1.000%), 3.779%, 7/24/23(A)	399,791
147,000	Goldman Sachs Group, Inc. (The), 5.250%, 7/27/21	154,420
238,000	Huntington Bancshares, Inc./OH, 4.000%, 5/15/25	247,510
112,000	JPMorgan Chase & Co., 3.250%, 9/23/22	113,567
105,000	JPMorgan Chase & Co., (3M LIBOR +0.730%), 3.322%, 4/23/24(A)	104,170
181,000	JPMorgan Chase & Co., 3.509%, 1/23/29	179,767
200,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	192,051
120,000	Morgan Stanley, 3.737%, 4/24/24	122,391
199,000	Morgan Stanley, 3.950%, 4/23/27	198,940
125,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	121,654
250,000	PNC Bank NA, 2.700%, 11/1/22	248,713
178,000	Royal Bank of Canada (Canada) MTN, 3.200%, 4/30/21	179,989
160,000	SunTrust Banks, Inc., 4.000%, 5/1/25	167,402
187,000	SunTrust Capital I, Ser A, (3M LIBOR +0.670%), 3.350%, 5/15/27(A)	174,262
128,000	Visa, Inc., 4.150%, 12/14/35	139,506
117,000	Wells Fargo & Co., 2.100%, 7/26/21	115,151
113,000	Wells Fargo & Co., 4.125%, 8/15/23	117,091

		5,143,054

	Energy — 4.9%
177,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	172,620
128,000	Buckeye Partners LP, 3.950%, 12/1/26	121,698
143,000	Cenovus Energy, Inc. (Canada), 4.250%, 4/15/27	140,576
154,000	Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	173,835
127,000	Columbia Pipeline Group, Inc., 4.500%, 6/1/25	132,550
172,000	Enbridge, Inc. (Canada), (3M LIBOR +0.700%), 3.311%, 6/15/20(A)	171,936
162,000	Energy Transfer Partners LP, 4.950%, 6/15/28	169,913
105,000	EOG Resources, Inc., 3.900%, 4/1/35	107,078
185,000	Kinder Morgan Energy Partners LP, 3.500%, 9/1/23	187,392
128,000	Petroleos Mexicanos (Mexico), 4.500%, 1/23/26	119,014
165,000	Petroleos Mexicanos (Mexico), 5.350%, 2/12/28	153,120
166,000	Shell International Finance BV (Netherlands), 1.875%, 5/10/21	163,842
139,000	Woodside Finance Ltd. (Australia), 144a, 4.500%, 3/4/29	142,115

		1,955,689

	Health Care — 4.1%
49,000	Abbott Laboratories, 3.750%, 11/30/26	50,937
155,000	AbbVie, Inc., 4.450%, 5/14/46	143,719
108,000	Allergan Funding SCS (Luxembourg), 3.800%, 3/15/25	109,408
100,000	Allergan Sales LLC, 144a, 5.000%, 12/15/21	104,070
131,000	Celgene Corp., 5.000%, 8/15/45	137,470
128,000	Cigna Corp., 144a, 4.375%, 10/15/28	132,771
120,000	CVS Health Corp., 4.300%, 3/25/28	121,590
100,000	CVS Health Corp., 5.125%, 7/20/45	101,629
136,000	Express Scripts Holding Co., 3.300%, 2/25/21	136,916
39,000	Medtronic Global Holdings SCA (Luxembourg), 3.350%, 4/1/27	39,681
169,000	Shire Acquisitions Investments Ireland DAC (Ireland), 2.400%, 9/23/21	166,914
110,000	Thermo Fisher Scientific, Inc., 3.600%, 8/15/21	111,802
182,000	UnitedHealth Group, Inc., 2.375%, 10/15/22	180,112
118,000	Zimmer Biomet Holdings, Inc., 3.150%, 4/1/22	118,326

		1,655,345

	Communication Services — 4.0%
148,000	Activision Blizzard, Inc., 4.500%, 6/15/47	139,194
60,000	AT&T, Inc., 3.950%, 1/15/25	61,226
37,000	AT&T, Inc., 4.350%, 6/15/45	33,949

Touchstone Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 46.2% (Continued)
	Communication Services — (Continued)
$ 116,000	AT&T, Inc., 4.500%, 5/15/35	$114,285
178,000	Booking Holdings, Inc., 3.600%, 6/1/26	180,887
93,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	104,253
94,000	Comcast Corp., 4.000%, 3/1/48	91,623
125,000	Comcast Corp., 4.150%, 10/15/28	131,567
110,000	Cox Communications, Inc., 144a, 3.350%, 9/15/26	107,190
56,000	Deutsche Telekom International Finance BV (Netherlands), 8.750%, 6/15/30	77,036
112,000	Interpublic Group of Cos., Inc. (The), 3.750%, 10/1/21	113,946
62,000	Verizon Communications, Inc., 4.672%, 3/15/55	63,167
125,000	Verizon Communications, Inc., 5.012%, 4/15/49	136,474
260,000	Warner Media LLC, 3.800%, 2/15/27	258,942

		1,613,739

	Consumer Staples — 3.8%
250,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 144a, 4.900%, 2/1/46	251,096
180,000	Cargill, Inc., 144a, 3.050%, 4/19/21	181,099
128,000	General Mills, Inc., (3M LIBOR +1.010%), 3.598%, 10/17/23(A)	128,914
160,000	Grupo Bimbo SAB de CV (Mexico), 144a, 4.500%, 1/25/22	164,736
203,000	Imperial Brands Finance PLC (United Kingdom), 144a, 4.250%, 7/21/25	207,046
115,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	130,069
71,000	Kroger Co. (The), 5.000%, 4/15/42	69,397
155,000	Moody’s Corp., 2.750%, 12/15/21	154,982
149,000	Reynolds American, Inc., 4.450%, 6/12/25	153,162
82,000	Tyson Foods, Inc., 3.900%, 9/28/23	84,474

		1,524,975

	Real Estate — 3.6%
166,000	Boston Properties LP REIT, 3.200%, 1/15/25	164,690
167,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	164,215
120,000	Hudson Pacific Properties LP REIT, 4.650%, 4/1/29	122,246
90,000	Kimco Realty Corp. REIT, 3.125%, 6/1/23	89,203
120,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	122,262
152,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	148,795
186,000	SL Green Operating Partnership LP REIT, 3.250%, 10/15/22	185,203
101,000	Spirit Realty LP REIT, 4.450%, 9/15/26	100,084
204,000	VEREIT Operating Partnership LP REIT, 4.600%, 2/6/24	209,920
130,000	Welltower, Inc. REIT, 4.250%, 4/1/26	134,198

		1,440,816

	Consumer Discretionary — 3.5%
270,000	BMW US Capital LLC, 144a, 3.100%, 4/12/21	271,683
128,000	Dollar General Corp., 3.250%, 4/15/23	128,722
178,000	Dollar Tree, Inc., (3M LIBOR +0.700%), 3.288%, 4/17/20(A)	178,039
47,000	Ford Motor Co., 4.750%, 1/15/43	36,832
93,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	94,327
158,000	General Motors Financial Co., Inc., 3.200%, 7/13/20	158,263
90,000	General Motors Financial Co., Inc., 3.950%, 4/13/24	89,071
98,000	General Motors Financial Co., Inc., 4.350%, 4/9/25	97,577
137,000	Home Depot, Inc. (The), 5.950%, 4/1/41	175,721
178,000	Toyota Motor Credit Corp. MTN, 2.950%, 4/13/21	179,209

		1,409,444

	Industrials — 3.2%
200,000	CRH America Finance, Inc., 144a, 4.500%, 4/4/48	185,309
174,000	Eagle Materials, Inc., 4.500%, 8/1/26	176,115
72,000	Embraer Netherlands Finance BV (Netherlands), 5.050%, 6/15/25	75,960
71,000	Embraer Netherlands Finance BV (Netherlands), 5.400%, 2/1/27	76,503
167,000	FedEx Corp., 5.100%, 1/15/44	173,817
119,000	Roper Technologies, Inc., 3.000%, 12/15/20	119,236
138,000	Vulcan Materials Co., 4.500%, 4/1/25	142,420
165,000	Wabtec Corp., 4.950%, 9/15/28	167,451
152,000	WRKCo., Inc., 4.650%, 3/15/26	161,062

		1,277,873

	Information Technology — 2.7%
148,000	Apple, Inc., 2.750%, 1/13/25	147,395
185,000	Apple, Inc., 4.650%, 2/23/46	209,016
162,000	Dell International LLC / EMC Corp., 144a, 6.020%, 6/15/26	174,239
88,000	Microsoft Corp., 3.500%, 2/12/35	89,192
158,000	NXP BV / NXP Funding LLC (Netherlands), 144a, 5.350%, 3/1/26	170,021
142,000	Oracle Corp., 2.650%, 7/15/26	137,365
140,000	QUALCOMM, Inc., 3.450%, 5/20/25	141,030

		1,068,258

Touchstone Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 46.2% (Continued)
	Utilities — 2.0%
$38,000	American Water Capital Corp., 6.593%, 10/15/37	$50,710
54,000	DTE Energy Co., Series D, 3.700%, 8/1/23	55,281
221,000	Duke Energy Progress LLC, 4.150%, 12/1/44	230,135
136,000	Fortis, Inc. (Canada), 3.055%, 10/4/26	129,873
102,000	NextEra Energy Capital Holdings, Inc., 2.800%, 1/15/23	101,249
123,000	Oncor Electric Delivery Co. LLC, 3.800%, 9/30/47	123,834
104,000	WEC Energy Group, Inc., (3M LIBOR +2.113%), 4.796%, 5/15/67(A)	92,040

		783,122

	Materials — 1.5%
200,000	Braskem America Finance Co., 144a, 7.125%, 7/22/41	230,500
146,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	143,679
200,000	Suzano Austria GmbH (Austria), 144a, 5.750%, 7/14/26	213,120

		587,299

	Total Corporate Bonds	$18,459,614

	U.S. Government Mortgage-Backed Obligations — 20.8%
494,480	FHLMC, Pool #G05624, 4.500%, 9/1/39	523,541
657,788	FHLMC, Pool #Q29056, 4.000%, 10/1/44	679,733
276,695	FHLMC, Pool #Q29260, 4.000%, 10/1/44	286,052
386,896	FNMA, Pool #725423, 5.500%, 5/1/34	425,694
366,155	FNMA, Pool #725610, 5.500%, 7/1/34	402,930
340,697	FNMA, Pool #AD9193, 5.000%, 9/1/40	367,487
488,738	FNMA, Pool #AL5718, 3.500%, 9/1/44	499,702
492,811	FNMA, Pool #AR9195, 3.000%, 3/1/43	493,142
593,512	FNMA, Pool #AS4707, 3.500%, 4/1/45	605,407
742,088	FNMA, Pool #AS7234, 3.000%, 5/1/46	739,827
1,266,825	FNMA, Pool #AS8703, 2.500%, 2/1/32	1,261,051
540,116	FNMA, Pool #AT2016, 3.000%, 4/1/43	540,478
198,961	FNMA, Pool #AZ7347, 3.000%, 11/1/45	198,570
672,220	FNMA, Pool #BC1158, 3.500%, 2/1/46	683,822
571,820	GNMA, Pool #5175, 4.500%, 9/20/41	602,055
24,450	GNMA, Pool #679437, 6.000%, 11/15/22	24,522

	Total U.S. Government Mortgage-Backed Obligations	$8,334,013

	U.S. Treasury Obligations — 12.3%
50,000	U.S. Treasury Bond, 3.000%, 8/15/48	51,758
760,000	U.S. Treasury Inflation Indexed Bonds, 1.000%, 2/15/48	791,478
770,000	U.S. Treasury Inflation Indexed Bonds, 1.000%, 2/15/49	789,514
1,865,000	U.S. Treasury Note, 2.500%, 5/31/20	1,867,331
1,188,000	U.S. Treasury Note, 2.500%, 3/31/23	1,199,973
215,000	U.S. Treasury Note, 2.625%, 2/15/29	218,947

	Total U.S. Treasury Obligations	$4,919,001

Shares
	Exchange-Traded Fund — 5.5%
20,047	iShares JP Morgan USD Emerging Markets Bond ETF	$2,206,373

Principal Amount
	Non-Agency Collateralized Mortgage Obligations — 4.7%
$514,757	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.766%, 10/25/45(A)(B)	526,231
514,004	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.945%, 1/25/45(A)(B)	509,883
346,479	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.863%, 12/25/44(A)(B)	349,410
496,882	PMT Loan Trust, Ser 2013-J1, Class A11, 144a, 3.500%, 9/25/43(A)(B)	499,074

	Total Non-Agency Collateralized Mortgage Obligations	$1,884,598

	Asset-Backed Securities — 3.9%
550,000	Hertz Vehicle Financing II LP, Ser 2016-4A, Class A, 144a, 2.650%, 7/25/22	543,225
250,000	Kabbage Funding LLC, Ser 2019-1, Class A, 144a, 3.825%, 3/15/24	250,516
244,938	Towd Point Mortgage Trust, Ser 2019-1, Class A1, 144a, 3.750%, 3/25/58(A)(B)	248,705
518,438	Wendys Funding LLC, Ser 2018-1A, Class A2I, 144a, 3.573%, 3/15/48	511,107

	Total Asset-Backed Securities	$1,553,553

	Agency Collateralized Mortgage Obligation — 3.1%
1,140,881	FHLMC REMIC, Ser 3859 Class JB, 5.000%, 5/15/41	$1,245,582

	Commercial Mortgage-Backed Security — 1.4%
550,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.659%, 1/10/43(A)(B)	$543,668

Touchstone Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Sovereign Bonds — 0.9%
$147,000	Province of Alberta Canada, 2.200%, 7/26/22	$144,979
166,000	Province of Ontario Canada, 1.875%, 5/21/20	164,824
57,000	Uruguay Government International Bond, 4.975%, 4/20/55	59,708

	Total Sovereign Bonds	$369,511

Shares
	Short-Term Investment Fund — 0.2%
62,056	Dreyfus Government Cash Management, Institutional Shares, 2.34%¥ Ω	$62,056

	Total Investment Securities — 99.0% (Cost $39,257,049)	$39,577,969
	Other Assets in Excess of Liabilities — 1.0%	390,444

	Net Assets — 100.0%	$39,968,413

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2019.
(B)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2019.

Portfolio Abbreviations:

DAC - Designated Activity Company

ETF - Exchange-Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

USD - United States Dollar

144a

- This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities were valued at $6,638,468 or 16.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$18,459,614	$—	$18,459,614
U.S. Government Mortgage-Backed Obligations	—	8,334,013	—	8,334,013
U.S. Treasury Obligations	—	4,919,001	—	4,919,001
Exchange-Traded Fund	2,206,373	—	—	2,206,373
Non-Agency Collateralized Mortgage Obligations	—	1,884,598	—	1,884,598
Asset-Backed Securities	—	1,553,553	—	1,553,553
Agency Collateralized Mortgage Obligation	—	1,245,582	—	1,245,582
Commercial Mortgage-Backed Security	—	543,668	—	543,668
Sovereign Bonds	—	369,511	—	369,511
Short-Term Investment Fund	62,056	—	—	62,056

Total Assets	$2,268,429	$37,309,540	$—	$39,577,969

Touchstone Bond Fund (Unaudited) (Continued)

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments*
Futures Interest Rate Contracts	$(7,152)	$—	$—	$(7,152)

Total	$2,261,277	$37,309,540	$—	$39,570,817

*	Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represents unrealized depreciation on futures interest rate contracts.

Futures Contracts

At March 31, 2019, $11,683 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at March 31, 2019.

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Depreciation
Short Futures:
Ultra US Treasury Bond Futures	6/28/2019	7	$1,175,125	$(856)
Long Futures:
5-Year US Note Futures	06/19/2019	41	4,755,360	(6,296)

				$(7,152)

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Common Stock Fund – March 31, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 99.6%
Information Technology — 19.3%
Apple, Inc.	30,824	$5,855,019
Avnet, Inc.	57,279	2,484,190
International Business Machines Corp.	16,156	2,279,612
Microsoft Corp.	58,978	6,955,865
Oracle Corp.	74,028	3,976,044
salesforce.com, Inc.*	30,002	4,751,417

		26,302,147

Communication Services — 19.2%
Alphabet, Inc. - Class C*	6,631	7,780,219
AT&T, Inc.	74,611	2,339,801
Baidu, Inc. (China) ADR*	11,052	1,821,922
Charter Communications, Inc. - Class A*	8,604	2,984,814
Comcast Corp. - Class A	78,967	3,157,101
Facebook, Inc. - Class A*	33,041	5,507,604
Fox Corp. - Class A*	18,320	672,527
Walt Disney Co. (The)	18,291	2,030,850

		26,294,838

Financials — 17.5%
Bank of America Corp.	122,226	3,372,215
Berkshire Hathaway, Inc. - Class B*	63,021	12,660,289
Brookfield Asset Management, Inc. (Canada) - Class A	58,560	2,731,824
Goldman Sachs Group, Inc. (The)	14,583	2,799,790
Signature Bank/NewYork NY	18,654	2,389,018

		23,953,136

Consumer Discretionary — 13.6%
Alibaba Group Holding Ltd. (China) ADR*	6,254	1,141,042
Amazon.com, Inc.*	4,009	7,139,027
Booking Holdings, Inc.*	698	1,217,947
Carnival Corp.	48,403	2,455,000
Dunkin’ Brands Group, Inc.	11,753	882,650
JD.com, Inc. (China) ADR*	34,673	1,045,391
Starbucks Corp.	31,113	2,312,940
Yum China Holdings, Inc. (China)	53,213	2,389,796

		18,583,793

Health Care — 11.6%
AmerisourceBergen Corp.	35,797	2,846,577
Biogen, Inc.*	8,418	1,989,847
Bristol-Myers Squibb Co.	59,188	2,823,859
Johnson & Johnson	26,239	3,667,950
Novartis AG (Switzerland) ADR	46,415	4,462,338

		15,790,571

Industrials — 6.3%
Deere & Co.	9,888	1,580,498
FedEx Corp.	6,483	1,176,081
General Electric Co.	85,357	852,716
Union Pacific Corp.	14,530	2,429,416
United Technologies Corp.	19,335	2,492,088

		8,530,799

Real Estate — 5.4%
Jones Lang LaSalle, Inc.	21,276	3,280,334
Simon Property Group, Inc. REIT	22,774	4,149,651

		7,429,985

Energy — 3.9%
Exxon Mobil Corp.	32,202	2,601,922
Halliburton Co.	40,910	1,198,663
Schlumberger Ltd.	36,327	1,582,767

		5,383,352

Consumer Staples — 2.8%
Monster Beverage Corp.*	37,858	2,066,290
Unilever NV (United Kingdom)	30,902	1,801,278

		3,867,568

Total Common Stocks		$136,136,189

Short-Term Investment Fund — 0.5%
Dreyfus Government Cash Management, Institutional Shares, 2.34%¥ Ω	770,279	$770,279

Total Investment Securities — 100.1% (Cost $112,035,751)		$136,906,468
Liabilities in Excess of Other Assets — (0.1%)		(197,757)

Net Assets — 100.0%		$136,708,711

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Touchstone Common Stock Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$136,136,189	$—	$—	$136,136,189
Short-Term Investment Fund	770,279	—	—	770,279

Total	$136,906,468	$—	$—	$136,906,468

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Focused Fund – March 31, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 98.2%
Information Technology — 20.0%
Apple, Inc.	12,655	$2,403,817
Avnet, Inc.	22,760	987,101
International Business Machines Corp.	7,775	1,097,052
Microsoft Corp.	25,036	2,952,746
Oracle Corp.	30,892	1,659,209
salesforce.com, Inc.*	12,910	2,044,557

		11,144,482

Communication Services — 16.4%
Alphabet, Inc. - Class C*	2,327	2,730,292
AT&T, Inc.	31,148	976,801
Baidu, Inc. (China) ADR*	4,428	729,956
Comcast Corp. - Class A	36,862	1,473,743
Facebook, Inc. - Class A*	11,553	1,925,770
Fox Corp. - Class A*	8,813	323,537
Walt Disney Co. (The)	8,799	976,953

		9,137,052

Financials — 16.2%
Bank of America Corp.	53,518	1,476,562
Berkshire Hathaway, Inc. - Class B*	26,428	5,309,121
Goldman Sachs Group, Inc. (The)	6,639	1,274,622
Signature Bank/NewYork NY	7,339	939,906

		9,000,211

Consumer Discretionary — 13.7%
Alibaba Group Holding Ltd. (China)
ADR*	2,535	462,511
Amazon.com, Inc.*	1,661	2,957,826
Booking Holdings, Inc.*	281	490,320
Carnival Corp.	20,161	1,022,566
Dunkin’ Brands Group, Inc.	4,765	357,852
JD.com, Inc. (China) ADR*	13,015	392,402
Starbucks Corp.	12,785	950,437
Yum China Holdings, Inc. (China)	21,537	967,227

		7,601,141

Health Care — 13.6%
AmerisourceBergen Corp.	14,223	1,131,013
Biogen, Inc.*	3,435	811,965
Bio-Rad Laboratories, Inc. - Class A*	2,671	816,471
Bristol-Myers Squibb Co.	23,450	1,118,799
Johnson & Johnson	11,061	1,546,217
Novartis AG (Switzerland) ADR	21,937	2,109,023

		7,533,488

Industrials — 6.2%
Deere & Co.	4,008	640,639
FedEx Corp.	2,651	480,918
General Electric Co.	37,020	369,830
Union Pacific Corp.	5,996	1,002,531
United Technologies Corp.	7,518	968,995

		3,462,913

Real Estate — 5.3%
Jones Lang LaSalle, Inc.	8,706	1,342,291
Simon Property Group, Inc. REIT	8,729	1,590,511

		2,932,802

Energy — 3.8%
Exxon Mobil Corp.	11,768	950,854
Halliburton Co.	15,184	444,891
Schlumberger Ltd.	16,338	711,847

		2,107,592

Consumer Staples — 3.0%
Monster Beverage Corp.*	15,206	829,943
Unilever NV (United Kingdom)	14,039	818,333

		1,648,276

Total Common Stocks		$54,567,957

Short-Term Investment Fund — 2.0%
Dreyfus Government Cash Management, Institutional Shares, 2.34%¥ Ω	1,083,284	$1,083,284

Total Investment Securities —100.2% (Cost $42,952,203)		$55,651,241
Liabilities in Excess of Other Assets — (0.2%)		(92,937)

Net Assets — 100.0%		$55,558,304

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Touchstone Focused Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$54,567,957	$—	$—	$54,567,957
Short-Term Investment Fund	1,083,284	—	—	1,083,284

Total	$55,651,241	$—	$—	$55,651,241

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Large Cap Core Equity Fund – March 31, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 97.7%
Financials — 21.8%
Alleghany Corp.*	1,365	$835,926
Berkshire Hathaway, Inc. - Class B*	9,529	1,914,281
BlackRock, Inc.	2,147	917,563
Charles Schwab Corp. (The)	16,104	688,607
Progressive Corp. (The)	11,958	862,052
Wells Fargo & Co.	15,687	757,996

		5,976,425

Consumer Discretionary — 20.2%
CarMax, Inc.*	15,057	1,050,978
Carnival Corp.	18,234	924,828
Dollar Tree, Inc.*	12,455	1,308,273
Home Depot, Inc. (The)	4,520	867,343
Lowe’s Cos., Inc.	3,910	428,028
O’Reilly Automotive, Inc.*	2,433	944,734

		5,524,184

Information Technology — 14.6%
Apple, Inc.	7,918	1,504,024
Cisco Systems, Inc.	17,922	967,609
Visa, Inc. - Class A	9,769	1,525,820

		3,997,453

Industrials — 12.4%
FedEx Corp.	5,422	983,605
General Dynamics Corp.	3,937	666,455
Norfolk Southern Corp.	5,381	1,005,655
Southwest Airlines Co.	14,211	737,693

		3,393,408

Consumer Staples — 9.7%
Altria Group, Inc.	20,897	1,200,115
Coca-Cola Co. (The)	10,363	485,610
Nestle SA (Switzerland) ADR	10,230	975,124

		2,660,849

Materials — 8.2%
Albemarle Corp.	8,036	658,791
Martin Marietta Materials, Inc.	3,960	796,673
NewMarket Corp.	1,853	803,387

		2,258,851

Communication Services — 7.0%
Alphabet, Inc. - Class C*	1,235	1,449,038
Verizon Communications, Inc.	7,954	470,320

		1,919,358

Energy — 2.2%
Chevron Corp.	4,848	597,177

Health Care — 1.6%
Bristol-Myers Squibb Co.	9,187	438,312

Total Common Stocks		$26,766,017

Short-Term Investment Fund — 2.4%
Dreyfus Government Cash Management, Institutional Shares, 2.34%¥ Ω	672,367	$672,367

Total Investment Securities — 100.1% (Cost $23,063,040)		$27,438,384
Liabilities in Excess of Other Assets — (0.1%)		(32,309)

Net Assets — 100.0%		$27,406,075

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$26,766,017	$—	$—	$26,766,017
Short-Term Investment Fund	672,367	—	—	672,367

Total	$27,438,384	$—	$—	$27,438,384

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Small Company Fund – March 31, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 95.5%
Information Technology — 23.2%
8x8, Inc.*	37,000	$747,400
Aspen Technology, Inc.*	7,358	767,145
Avaya Holdings Corp.*	73,065	1,229,684
Bottomline Technologies (de), Inc.*	14,918	747,243
Carbonite, Inc.*	30,138	747,724
Cision Ltd.*	29,430	405,251
CommVault Systems, Inc.*	11,610	751,631
Envestnet, Inc.*	11,300	738,907
j2 Global, Inc.	8,985	778,101
MAXIMUS, Inc.	10,387	737,269
NetScout Systems, Inc.*	26,983	757,413
Nice Ltd. (Israel) ADR*	6,268	767,893
Nuance Communications, Inc.*	44,898	760,123
ON Semiconductor Corp.*	31,141	640,570
Open Text Corp. (Canada)	20,214	776,824
Plantronics, Inc.	16,639	767,224
Rogers Corp.*	2,700	428,976
Tower Semiconductor Ltd. (Israel)*	21,742	360,048
Verint Systems, Inc.*	34,600	2,071,156

		14,980,582

Industrials — 21.6%
Applied Industrial Technologies, Inc.	13,500	802,845
Clean Harbors, Inc.*	10,500	751,065
Crane Co.	15,182	1,284,701
Curtiss-Wright Corp.	6,800	770,712
EnerSys	19,533	1,272,770
Hillenbrand, Inc.	18,143	753,479
ITT, Inc.	22,748	1,319,384
Mobile Mini, Inc.	21,885	742,777
Quanta Services, Inc.	33,633	1,269,309
Regal Beloit Corp.	15,407	1,261,371
Rexnord Corp.*	5,000	125,700
SkyWest, Inc.	24,300	1,319,247
Watts Water Technologies, Inc. - Class A	9,800	792,036
WESCO International, Inc.*	14,590	773,416
Woodward, Inc.	7,961	755,419

		13,994,231

Health Care — 19.5%
Allscripts Healthcare Solutions, Inc.*	78,037	744,473
AngioDynamics, Inc.*	33,599	768,073
Bio-Rad Laboratories, Inc. - Class A*	2,296	701,841
Bio-Techne Corp.	3,636	721,928
Chemed Corp.	2,310	739,362
Encompass Health Corp.	12,583	734,847
Globus Medical, Inc. - Class A*	26,068	1,288,020
Haemonetics Corp.*	8,540	747,079
Inogen, Inc.*	4,000	381,480
Integra LifeSciences Holdings Corp.*	13,096	729,709
LivaNova PLC (United Kingdom)*	7,769	755,535
MEDNAX, Inc.*	12,988	352,884
NuVasive, Inc.*	13,097	743,779
Omnicell, Inc.*	8,031	649,226
Orthofix Medical, Inc.*	13,324	751,607
Premier, Inc. - Class A*	10,741	370,457
Providence Service Corp. (The)*	10,999	732,753
Tactile Systems Technology, Inc.*	13,000	685,360

		12,598,413

Consumer Discretionary — 17.8%
Aaron’s, Inc.	14,962	787,001
Adtalem Global Education, Inc.*	16,685	772,849
BJ’s Restaurants, Inc.	8,600	406,608
Bloomin’ Brands, Inc.	62,072	1,269,372
Brunswick Corp.	15,000	754,950
Dave & Buster’s Entertainment, Inc.	26,981	1,345,543
Dick’s Sporting Goods, Inc.	21,897	806,029
G-III Apparel Group Ltd.*	19,900	795,204
Movado Group, Inc.	12,000	436,560
Oxford Industries, Inc.	4,900	368,774
Steven Madden Ltd.	23,100	781,704
Stoneridge, Inc.*	24,000	692,640
Texas Roadhouse, Inc.	12,678	788,445
TopBuild Corp.*	11,800	764,876
Williams-Sonoma, Inc.	6,991	393,384
YETI Holdings, Inc.*†	12,024	363,726

		11,527,665

Financials — 8.3%
Chemical Financial Corp.	31,900	1,313,004
Glacier Bancorp, Inc.	17,492	700,904
Webster Financial Corp.	25,573	1,295,784
Western Alliance Bancorp*	31,877	1,308,232
WSFS Financial Corp.	19,600	756,560

		5,374,484

Communication Services — 2.7%
Care.com, Inc.*	19,200	379,392
Cogent Communications Holdings, Inc.	14,561	789,934
QuinStreet, Inc.*	34,000	455,260
Yelp, Inc.*	4,000	138,000

		1,762,586

Real Estate — 1.2%
Corporate Office Properties Trust REIT	28,245	771,089

Consumer Staples — 1.2%
Sprouts Farmers Market, Inc.*	35,000	753,900

Total Common Stocks		$61,762,950

Short-Term Investment Funds — 5.7%
Dreyfus Government Cash Management, Institutional Shares, 2.34%¥ Ω	3,269,347	3,269,347
Invesco Government & Agency Portfolio, Institutional Class, 2.26%**¥ Ω	389,396	389,396

Total Short-Term Investment Funds		$3,658,743

Touchstone Small Company Fund (Unaudited) (Continued)

Market Value
Total Investment Securities — 101.2% (Cost $53,947,863)	$65,421,693
Liabilities in Excess of Other Assets — (1.2%)	(768,542)

Net Assets — 100.0%	$64,653,151

*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2019 was $360,066.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$61,762,950	$—	$—	$61,762,950
Short-Term Investment Funds	3,658,743	—	—	3,658,743

Total	$65,421,693	$—	$—	$65,421,693

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Aggressive ETF Fund – March 31, 2019 (Unaudited)

	Shares	Market Value
Exchange-Traded Funds — 97.0%
Equity Funds — 80.0%
iShares Core S&P Small-Cap ETF	8,230	$634,945
Vanguard Extended Market ETF†	18,170	2,097,908
Vanguard FTSE Developed Markets ETF	87,705	3,584,503
Vanguard FTSE Emerging Markets ETF	32,340	1,374,450
Vanguard S&P 500 ETF	22,725	5,898,046
Vanguard Value ETF	10,170	1,094,597

		14,684,449

Fixed Income Funds — 17.0%
iShares Core 1-5 Year USD Bond ETF†	7,360	366,970
iShares Core US Aggregate Bond ETF	13,545	1,477,353
iShares Floating Rate Bond ETF	8,940	455,135
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	5,040	168,134
Vanguard Intermediate-Term Corporate Bond ETF	5,280	458,674
Vanguard Total International Bond ETF	3,300	184,041

		3,110,307

Total Exchange-Traded Funds		$17,794,756

Short-Term Investment Funds — 5.4%
Dreyfus Government Cash Management, Institutional Shares, 2.34%¥ Ω	564,345	564,345
Invesco Government & Agency Portfolio, Institutional Class, 2.26%**¥ Ω	427,320	427,320

Total Short-Term Investment Funds		$991,665

Total Investment Securities —102.4% (Cost $16,756,198)		$18,786,421
Liabilities in Excess of Other Assets — (2.4%)		(435,274)

Net Assets — 100.0%		$18,351,147

**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2019 was $418,296.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2019.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$17,794,756	$—	$—	$17,794,756
Short-Term Investment Funds	991,665	—	—	991,665

Total	$18,786,421	$—	$—	$18,786,421

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Conservative ETF Fund – March 31, 2019 (Unaudited)

	Shares	Market Value
Exchange-Traded Funds — 97.2%
Fixed Income Funds — 57.3%
iShares Core 1-5 Year USD Bond ETF†	28,710	$1,431,481
iShares Core US Aggregate Bond ETF	40,410	4,407,519
iShares Floating Rate Bond ETF	19,830	1,009,545
iShares iBoxx $ High Yield Corporate Bond ETF	8,805	761,368
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	9,950	331,932
Vanguard Intermediate-Term Corporate Bond ETF	15,635	1,358,212
Vanguard Total International Bond ETF	6,130	341,870

		9,641,927

Equity Funds — 39.9%
iShares Core S&P Small-Cap ETF	4,290	330,974
Vanguard Extended Market ETF	8,695	1,003,925
Vanguard FTSE Developed Markets ETF	37,075	1,515,255
Vanguard FTSE Emerging Markets ETF	11,905	505,962
Vanguard S&P 500 ETF	11,065	2,871,810
Vanguard Value ETF	4,660	501,556

		6,729,482

Total Exchange-Traded Funds		$16,371,409

Short-Term Investment Funds — 11.5%
Dreyfus Government Cash Management, Institutional Shares, 2.34%¥ Ω	484,823	484,823
Invesco Government & Agency Portfolio, Institutional Class, 2.26%**¥ Ω	1,443,300	1,443,300

Total Short-Term Investment Funds		$1,928,123

Total Investment Securities —108.7% (Cost $16,862,854)		$18,299,532
Liabilities in Excess of Other Assets — (8.7%)		(1,465,493)

Net Assets — 100.0%		$16,834,039

**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2019 was $1,411,038.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2019.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$16,371,409	$—	$—	$16,371,409
Short-Term Investment Funds	1,928,123	—	—	1,928,123

Total	$18,299,532	$—	$—	$18,299,532

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Moderate ETF Fund – March 31, 2019 (Unaudited)

		Market
	Shares	Value
Exchange-Traded Funds — 97.3%
Equity Funds — 60.1%
iShares Core S&P Small-Cap ETF	7,620	$587,883
Vanguard Extended Market ETF	14,560	1,681,098
Vanguard FTSE Developed Markets ETF	65,765	2,687,816
Vanguard FTSE Emerging Markets ETF	25,825	1,097,562
Vanguard S&P 500 ETF	19,260	4,998,740
Vanguard Value ETF	8,275	890,638

		11,943,737

Fixed Income Funds — 37.2%
iShares Core 1-5 Year USD Bond ETF†	19,950	994,707
iShares Core US Aggregate Bond ETF	29,415	3,208,294
iShares Floating Rate Bond ETF	15,550	791,651
iShares iBoxx $ High Yield Corporate Bond ETF	6,930	599,237
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	8,800	293,568
Vanguard Intermediate-Term Corporate Bond ETF	13,905	1,207,927
Vanguard Total International Bond ETF	5,340	297,812

		7,393,196

Total Exchange-Traded Funds		$19,336,933

Short-Term Investment Funds — 7.9%
Dreyfus Government Cash Management, Institutional Shares, 2.34%¥ Ω	554,481	554,481
Invesco Government & Agency Portfolio, Institutional Class, 2.26%**¥ Ω	1,004,700	1,004,700

Total Short-Term Investment Funds		$1,559,181

Total Investment Securities —105.2% (Cost $19,265,049)		$20,896,114
Liabilities in Excess of Other Assets — (5.2%)		(1,024,417)

Net Assets — 100.0%		$19,871,697

**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2019 was $982,242.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2019.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$19,336,933	$—	$—	$19,336,933
Short-Term Investment Funds	1,559,181	—	—	1,559,181

Total	$20,896,114	$—	$—	$20,896,114

See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments

March 31, 2019 (Unaudited)

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of March 31, 2019, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Funds’ investments by portfolio or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended March 31, 2019.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

During the period ended March 31, 2019, there were no material changes to the valuation policies and techniques.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. The Active Bond Fund’s investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally

Notes to Portfolios of Investments (Unaudited) (Continued)

categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•

If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date.